Other long-term assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other long-term assets
Deposit for land use rights		¥ 4,040	¥ 105,840
Long term trade receivables (Note b)		130,429	221,000
Long term loan receivables		415,092	5,586
Loan to staff		71,052	67,810
Subtotal		620,613	400,236
Less: allowance for doubtful accounts		(12,540)	(3,789)
Total	$ 87,344	608,073	¥ 396,447
Borrowings, maturity date range start	May 21, 2021
Borrowings, maturity date range end	Dec. 11, 2021
Interest-bearing Deposits
Other long-term assets
Long term loan receivables		¥ 380,000
Maximum
Other long-term assets
Number of instalment payment	24 months
Borrowings, interest rate	10.00%	10.00%
Minimum
Other long-term assets
Borrowings, interest rate	6.00%	6.00%